Schedule of Investments(a)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-8.81%
Activision Blizzard, Inc.	5,440	$391,571
Alphabet, Inc., Class A(b)	16,119	23,106,909
Alphabet, Inc., Class C(b)	17,826	25,471,928
AT&T, Inc.	203,701	6,286,213
Cable One, Inc.	541	1,020,807
Charter Communications, Inc., Class A(b)	3,490	1,898,560
Comcast Corp., Class A	60,193	2,383,643
Electronic Arts, Inc.(b)	4,682	575,324
Facebook, Inc., Class A(b)	177,068	39,856,236
Sirius XM Holdings, Inc.(c)	46,322	269,594
Verizon Communications, Inc.	43,707	2,507,908
		103,768,693
Consumer Discretionary-15.64%
Amazon.com, Inc.(b)	8,039	19,634,212
Aptiv PLC	9,328	702,865
Aramark	7,565	195,858
AutoZone, Inc.(b)	2,087	2,395,584
Best Buy Co., Inc.	12,330	962,850
Booking Holdings, Inc.(b)	618	1,013,161
Bright Horizons Family Solutions, Inc.(b)	2,512	281,042
Carter’s, Inc.	3,003	257,988
Chipotle Mexican Grill, Inc.(b)	1,210	1,214,731
D.R. Horton, Inc.	14,234	787,140
Darden Restaurants, Inc.	4,029	309,669
Dollar General Corp.	46,254	8,858,103
Dollar Tree, Inc.(b)	4,632	453,334
Domino’s Pizza, Inc.	988	381,210
eBay, Inc.	33,817	1,540,026
Garmin Ltd.	28,527	2,572,280
Gentex Corp.	39,104	1,033,910
Genuine Parts Co.	3,270	272,751
Hilton Worldwide Holdings, Inc.	12,677	1,005,413
Home Depot, Inc. (The)	265,316	65,925,720
Las Vegas Sands Corp.	5,657	271,196
Leggett & Platt, Inc.	15,734	481,303
Lowe’s Cos., Inc.	43,017	5,607,266
lululemon athletica, inc.(b)	4,424	1,327,620
Marriott International, Inc., Class A	8,050	712,425
McDonald’s Corp.	12,999	2,421,974
NIKE, Inc., Class B	118,928	11,723,922
NVR, Inc.(b)	801	2,580,510
O’Reilly Automotive, Inc.(b)	5,087	2,122,500
Pool Corp.	2,788	750,028
PulteGroup, Inc.	29,143	989,988
Ross Stores, Inc.	66,542	6,451,912
Starbucks Corp.	203,814	15,895,454
Target Corp.	30,807	3,768,620
Tiffany & Co.	5,251	672,811
TJX Cos., Inc. (The)	291,447	15,376,744
Tractor Supply Co.	4,644	566,661
VF Corp.	18,480	1,036,728
Williams-Sonoma, Inc.	5,516	458,986
Yum China Holdings, Inc. (China)	7,660	354,964
Yum! Brands, Inc.	8,801	789,714
		184,159,173
Consumer Staples-9.36%
Altria Group, Inc.	11,004	429,706
Brown-Forman Corp., Class B	11,802	778,106
Coca-Cola Co. (The)	46,758	2,182,664
Colgate-Palmolive Co.	27,679	2,002,022
	Shares	Value
Consumer Staples-(continued)
Costco Wholesale Corp.	92,339	$28,483,811
Estee Lauder Cos., Inc. (The), Class A	47,859	9,450,717
General Mills, Inc.	27,986	1,764,237
Hershey Co. (The)	3,725	505,408
Kimberly-Clark Corp.	11,648	1,647,493
Mondelez International, Inc., Class A	50,719	2,643,474
Monster Beverage Corp.(b)	10,584	761,095
PepsiCo, Inc.	84,543	11,121,632
Philip Morris International, Inc.	110,191	8,083,612
Procter & Gamble Co. (The)	253,202	29,351,176
Sysco Corp.	33,839	1,866,559
Tyson Foods, Inc., Class A	8,747	537,416
Walmart, Inc.	68,964	8,555,674
		110,164,802
Energy-1.45%
Chevron Corp.	78,166	7,167,822
Exxon Mobil Corp.	77,903	3,542,249
Phillips 66	62,335	4,878,337
Valero Energy Corp.	21,518	1,433,960
		17,022,368
Financials-7.67%
Allstate Corp. (The)	3,986	389,871
American Express Co.	12,007	1,141,505
Aon PLC, Class A	11,189	2,203,674
Arch Capital Group Ltd.(b)	10,005	282,341
Arthur J. Gallagher & Co.	6,322	596,038
Bank of America Corp.	28,700	692,244
Berkshire Hathaway, Inc., Class B(b)	1,841	341,653
BlackRock, Inc.	953	503,794
Brown & Brown, Inc.	19,303	775,981
Cboe Global Markets, Inc.	5,228	556,573
Chubb Ltd.	2,906	354,358
Citigroup, Inc.	9,650	462,331
Discover Financial Services	5,481	260,402
Eaton Vance Corp.	17,773	640,717
Erie Indemnity Co., Class A	3,952	712,308
FactSet Research Systems, Inc.	3,746	1,151,932
Fidelity National Financial, Inc.	42,128	1,343,883
First American Financial Corp.	6,394	322,833
Intercontinental Exchange, Inc.	4,193	407,769
JPMorgan Chase & Co.	18,771	1,826,606
MarketAxess Holdings, Inc.	5,893	2,997,121
Marsh & McLennan Cos., Inc.	67,738	7,174,809
MGIC Investment Corp.	26,775	219,823
Moody’s Corp.	55,092	14,732,152
Morningstar, Inc.	3,839	588,595
MSCI, Inc.	30,972	10,185,142
Nasdaq, Inc.	3,760	445,410
PNC Financial Services Group, Inc. (The)	2,650	302,206
Progressive Corp. (The)	24,524	1,905,024
S&P Global, Inc.	89,651	29,138,368
SEI Investments Co.	22,806	1,236,541
Synchrony Financial	11,581	235,905
T. Rowe Price Group, Inc.	39,748	4,805,533
Truist Financial Corp.	6,211	228,441
U.S. Bancorp	9,851	350,302
Wells Fargo & Co.	8,356	221,183
Willis Towers Watson PLC	3,041	617,019
		90,350,387

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Health Care-7.62%
Abbott Laboratories	43,642	$4,142,499
AbbVie, Inc.	11,975	1,109,723
Agilent Technologies, Inc.	5,160	454,802
AmerisourceBergen Corp.	3,399	324,061
Amgen, Inc.	27,591	6,337,653
Anthem, Inc.	1,365	401,460
Baxter International, Inc.	32,742	2,947,107
Becton, Dickinson and Co.	1,803	445,215
Bio-Techne Corp.	1,380	365,424
Boston Scientific Corp.(b)	8,181	310,796
Bristol-Myers Squibb Co.	62,952	3,759,493
Bruker Corp.	6,885	297,983
Cardinal Health, Inc.	6,039	330,273
Cerner Corp.	23,485	1,712,056
Chemed Corp.	3,070	1,469,026
Danaher Corp.	51,043	8,504,274
DENTSPLY SIRONA, Inc.	10,197	474,364
Edwards Lifesciences Corp.(b)	22,481	5,051,930
Eli Lilly and Co.	8,100	1,238,895
Gilead Sciences, Inc.	6,491	505,195
Humana, Inc.	2,821	1,158,444
IDEXX Laboratories, Inc.(b)	5,696	1,759,380
Intuitive Surgical, Inc.(b)	4,147	2,405,384
IQVIA Holdings, Inc.(b)	2,405	359,596
Johnson & Johnson	48,733	7,249,034
Laboratory Corp. of America Holdings(b)	3,544	621,334
Masimo Corp.(b)	4,254	1,021,768
McKesson Corp.	5,508	873,954
Medtronic PLC	39,294	3,873,603
Merck & Co., Inc.	76,744	6,194,776
Mettler-Toledo International, Inc.(b)	2,128	1,691,760
Pfizer, Inc.	10,033	383,160
ResMed, Inc.	2,511	403,819
STERIS PLC	7,344	1,218,296
Stryker Corp.	11,581	2,266,749
Teleflex, Inc.	1,236	448,495
Thermo Fisher Scientific, Inc.	16,248	5,673,639
UnitedHealth Group, Inc.	12,576	3,833,794
Varian Medical Systems, Inc.(b)	2,334	283,324
Veeva Systems, Inc., Class A(b)	1,996	436,865
Waters Corp.(b)	3,465	692,480
West Pharmaceutical Services, Inc.	14,764	3,189,615
Zimmer Biomet Holdings, Inc.	4,681	591,398
Zoetis, Inc.	20,818	2,901,821
		89,714,717
Industrials-10.64%
3M Co.	2,438	381,401
AGCO Corp.	4,065	224,510
Allegion PLC	6,758	673,773
AMETEK, Inc.	16,543	1,517,158
Armstrong World Industries, Inc.	5,843	440,504
Boeing Co. (The)	18,821	2,745,043
BWX Technologies, Inc.	8,754	547,738
Carlisle Cos., Inc.	8,780	1,052,371
Carrier Global Corp.(b)	5,040	103,169
Caterpillar, Inc.	4,807	577,465
Cintas Corp.	11,373	2,820,049
Copart, Inc.(b)	60,519	5,409,793
CoStar Group, Inc.(b)	6,681	4,388,081
CSX Corp.	6,245	447,017
Cummins, Inc.	23,562	3,996,115
Curtiss-Wright Corp.	2,668	267,600
	Shares	Value
Industrials-(continued)
Delta Air Lines, Inc.	7,253	$182,848
Donaldson Co., Inc.	5,464	259,267
Dover Corp.	15,951	1,551,235
Eaton Corp. PLC	27,832	2,362,937
Emerson Electric Co.	41,713	2,545,327
Equifax, Inc.	3,754	576,464
Expeditors International of Washington, Inc.	9,520	727,042
Fastenal Co.	63,538	2,621,578
Fortune Brands Home & Security, Inc.	11,655	710,489
General Dynamics Corp.	2,965	435,351
General Electric Co.	52,710	346,305
Graco, Inc.	9,241	445,509
HEICO Corp.	5,782	582,594
HEICO Corp., Class A	8,307	697,373
Hexcel Corp.	9,462	342,430
Honeywell International, Inc.	89,829	13,101,560
Huntington Ingalls Industries, Inc.	4,991	997,651
IDEX Corp.	6,337	1,009,928
IHS Markit Ltd.	9,710	674,457
Illinois Tool Works, Inc.	47,590	8,207,371
Ingersoll Rand, Inc.	10	293
ITT, Inc.	5,836	336,737
J.B. Hunt Transport Services, Inc.	5,662	677,571
Johnson Controls International PLC	40,951	1,286,271
Kansas City Southern	6,541	984,551
L3Harris Technologies, Inc.	11,235	2,240,821
Lennox International, Inc.	2,288	489,266
Lockheed Martin Corp.	26,200	10,177,128
Lyft, Inc., Class A(b)	6,317	197,469
ManpowerGroup, Inc.	3,514	242,958
Masco Corp.	32,836	1,531,799
Nordson Corp.	2,133	401,751
Norfolk Southern Corp.	7,899	1,408,313
Northrop Grumman Corp.	2,923	979,790
Old Dominion Freight Line, Inc.	14,178	2,425,714
Otis Worldwide Corp.	2,495	131,362
PACCAR, Inc.	27,440	2,026,718
Parker-Hannifin Corp.	3,654	657,610
Raytheon Technologies Corp.	103,171	6,656,593
Republic Services, Inc.	4,245	362,778
Rockwell Automation, Inc.	13,674	2,955,772
Roper Technologies, Inc.	2,880	1,134,144
Snap-on, Inc.	2,034	263,789
Southwest Airlines Co.	15,561	499,508
Spirit AeroSystems Holdings, Inc., Class A	4,796	103,929
Stanley Black & Decker, Inc.	5,917	742,288
Teledyne Technologies, Inc.(b)	7,072	2,645,777
Toro Co. (The)	20,400	1,449,828
Trane Technologies PLC	13,678	1,233,892
TransDigm Group, Inc.	1,725	732,814
Union Pacific Corp.	39,836	6,766,543
United Parcel Service, Inc., Class B	49,738	4,959,376
Verisk Analytics, Inc.	8,896	1,536,161
Waste Management, Inc.	18,265	1,949,789
Watsco, Inc.	4,677	832,085
Woodward, Inc.	5,250	360,045
		125,350,736
Information Technology-33.80%
Accenture PLC, Class A	128,565	25,921,275
Adobe, Inc.(b)	30,412	11,757,279
Akamai Technologies, Inc.(b)	3,399	359,614
Amphenol Corp., Class A	19,529	1,885,720

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Analog Devices, Inc.	5,703	$644,154
ANSYS, Inc.(b)	11,297	3,197,051
Apple, Inc.	217,036	69,004,426
Applied Materials, Inc.	13,485	757,587
Automatic Data Processing, Inc.	58,019	8,499,203
Booz Allen Hamilton Holding Corp.	11,145	888,925
Broadcom, Inc.	2,575	750,020
Broadridge Financial Solutions, Inc.	2,828	342,471
Cadence Design Systems, Inc.(b)	33,505	3,058,671
CDW Corp.	8,332	924,102
Cisco Systems, Inc.	54,274	2,595,383
EPAM Systems, Inc.(b)	4,797	1,106,380
Euronet Worldwide, Inc.(b)	3,474	329,092
Fair Isaac Corp.(b)	2,690	1,083,129
Fidelity National Information Services, Inc.	20,554	2,853,512
Fiserv, Inc.(b)	63,242	6,752,348
FleetCor Technologies, Inc.(b)	4,398	1,072,188
FLIR Systems, Inc.	8,759	404,666
Fortinet, Inc.(b)	4,148	577,402
Genpact Ltd.	18,540	666,513
Global Payments, Inc.	7,393	1,326,970
Intel Corp.	188,644	11,871,367
International Business Machines Corp.	13,506	1,686,899
Intuit, Inc.	20,695	6,008,172
Jack Henry & Associates, Inc.	5,301	958,739
Keysight Technologies, Inc.(b)	17,373	1,878,543
Lam Research Corp.	4,607	1,260,798
Leidos Holdings, Inc.	3,766	396,522
Mastercard, Inc., Class A	198,061	59,594,574
Maxim Integrated Products, Inc.	6,497	374,747
Microsoft Corp.	379,090	69,468,243
Monolithic Power Systems, Inc.	2,195	460,401
Motorola Solutions, Inc.	2,435	329,529
Oracle Corp.	70,119	3,770,299
Paychex, Inc.	49,754	3,596,219
PayPal Holdings, Inc.(b)	47,133	7,306,086
QUALCOMM, Inc.	4,760	384,989
salesforce.com, inc.(b)	9,408	1,644,424
ServiceNow, Inc.(b)	1,457	565,214
Skyworks Solutions, Inc.	5,006	593,411
Synopsys, Inc.(b)	24,957	4,514,971
Teradyne, Inc.	7,497	502,449
Texas Instruments, Inc.	65,718	7,803,355
Tyler Technologies, Inc.(b)	3,587	1,346,237
VeriSign, Inc.(b)	5,954	1,303,986
Visa, Inc., Class A	314,577	61,418,014
Western Union Co. (The)	111,737	2,236,975
		398,033,244
Materials-2.58%
Air Products and Chemicals, Inc.	56,404	13,630,027
Avery Dennison Corp.	10,139	1,122,083
Ball Corp.	18,236	1,299,497
Celanese Corp.	11,550	1,038,460
Dow, Inc.	8,950	345,470
Ecolab, Inc.	14,047	2,986,111
FMC Corp.	2,952	290,506
LyondellBasell Industries N.V., Class A	5,677	361,966
Packaging Corp. of America	4,641	470,644
PPG Industries, Inc.	15,204	1,545,791
Reliance Steel & Aluminum Co.	5,780	560,660
Scotts Miracle-Gro Co. (The)	4,599	655,679
	Shares	Value
Materials-(continued)
Sherwin-Williams Co. (The)	9,414	$5,590,504
Vulcan Materials Co.	4,024	435,880
		30,333,278
Real Estate-1.41%
Alexandria Real Estate Equities, Inc.	1,980	304,366
American Tower Corp.	11,085	2,861,814
Apartment Investment & Management Co., Class A	12,584	463,972
AvalonBay Communities, Inc.	4,045	631,060
Brixmor Property Group, Inc.	13,587	151,631
CBRE Group, Inc., Class A(b)	25,617	1,126,636
Crown Castle International Corp.	2,960	509,594
Duke Realty Corp.	15,217	524,682
Equinix, Inc.	1,152	803,670
Equity LifeStyle Properties, Inc.	14,958	931,883
Equity Residential	6,178	374,140
Gaming and Leisure Properties, Inc.	7,296	252,004
Healthpeak Properties, Inc.	18,990	467,914
Kimco Realty Corp.	17,573	195,236
Lamar Advertising Co., Class A	4,368	289,598
Medical Properties Trust, Inc.	34,207	618,463
Prologis, Inc.	44,879	4,106,429
Public Storage	3,503	710,198
VICI Properties, Inc.	23,112	453,457
Weingarten Realty Investors	9,071	162,189
Weyerhaeuser Co.	20,095	405,718
WP Carey, Inc.	3,588	214,957
		16,559,611
Utilities-1.00%
American Electric Power Co., Inc.	8,296	707,234
American Water Works Co., Inc.	4,797	609,219
Dominion Energy, Inc.	6,395	543,639
Edison International	4,410	256,265
Entergy Corp.	5,983	609,189
Eversource Energy	5,720	478,764
NextEra Energy, Inc.	14,282	3,649,908
PPL Corp.	11,809	329,944
Public Service Enterprise Group, Inc.	6,982	356,361
Sempra Energy	5,526	697,989
Southern Co. (The)	40,943	2,336,617
WEC Energy Group, Inc.	7,541	691,736
Xcel Energy, Inc.	8,713	566,606
		11,833,471
Total Common Stocks & Other Equity Interests (Cost $1,225,325,446)		1,177,290,480
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $40,248)	40,248	40,248
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $1,225,365,694)		1,177,330,728

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.00%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $336)	336	$336
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $1,225,366,030)		1,177,331,064
OTHER ASSETS LESS LIABILITIES-0.01%		165,826
NET ASSETS-100.00%		$1,177,496,890
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Ltd.*	$-	$6,049,241	$(6,529,398)	$-	$480,157	$-	$60,788
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	787,803	21,295,332	(22,042,887)	-	-	40,248	7,303
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	1,596,301	61,933,848	(63,530,149)	-	-	-	57,163
Invesco Liquid Assets Portfolio, Institutional Class*	532,100	18,378,743	(18,910,074)	-	(769)	-	9,284
Invesco Private Government Fund	-	868,940	(868,604)	-	-	336	2
Total	$2,916,204	$108,526,104	$(111,881,112)	$-	$479,388	$40,584	$134,540

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-1.02%
Bandwidth, Inc., Class A(b)	289	$32,036
Cargurus, Inc.(b)	1,448	37,619
Central European Media Enterprises Ltd., Class A (Czech Republic)(b)	3,467	13,868
Cogent Communications Holdings, Inc.	1,362	104,220
Gray Television, Inc.(b)	676	9,423
IMAX Corp.(b)	1,066	13,442
Iridium Communications, Inc.(b)	1,428	32,844
Liberty Media Corp.-Liberty Braves, Class C(b)	470	10,317
Scholastic Corp.	437	12,848
TechTarget, Inc.(b)	2,127	58,471
TEGNA, Inc.	5,900	69,148
Yelp, Inc.(b)	427	9,283
		403,519
Consumer Discretionary-11.07%
Aaron’s, Inc.	3,438	126,897
Acushnet Holdings Corp.	1,596	53,338
American Eagle Outfitters, Inc.	1,650	15,114
Asbury Automotive Group, Inc.(b)	298	21,539
Bed Bath & Beyond, Inc.(c)	2,901	21,090
Bloomin’ Brands, Inc.	2,437	27,806
Boyd Gaming Corp.	1,545	33,032
Brinker International, Inc.	752	19,815
Buckle, Inc. (The)	1,322	18,614
Callaway Golf Co.	5,652	86,589
Carriage Services, Inc.	637	11,925
Cato Corp. (The), Class A	757	7,343
Cavco Industries, Inc.(b)	452	85,966
Century Communities, Inc.(b)	780	23,041
Cheesecake Factory, Inc. (The)(c)	1,106	23,757
Chegg, Inc.(b)	1,839	112,326
Children’s Place, Inc. (The)(c)	167	6,954
Churchill Downs, Inc.	3,788	502,554
Chuy’s Holdings, Inc.(b)	925	14,791
Collectors Universe, Inc.	854	18,993
Core-Mark Holding Co., Inc.	754	21,097
Cracker Barrel Old Country Store, Inc.	489	52,387
Crocs, Inc.(b)	3,301	94,574
Dana, Inc.	2,645	33,433
Deckers Outdoor Corp.(b)	1,200	219,036
Denny’s Corp.(b)	2,578	27,958
Dillard’s, Inc., Class A(c)	216	6,482
Dine Brands Global, Inc.	231	10,485
Dorman Products, Inc.(b)	151	10,558
Eldorado Resorts, Inc.(b)	797	28,262
Ethan Allen Interiors, Inc.	682	7,707
Fox Factory Holding Corp.(b)	1,065	76,797
Gentherm, Inc.(b)	599	24,379
Group 1 Automotive, Inc.	756	47,583
Haverty Furniture Cos., Inc.	508	8,788
Helen of Troy Ltd.(b)	720	130,982
Hibbett Sports, Inc.(b)	401	7,747
Installed Building Products, Inc.(b)	1,135	72,958
Jack in the Box, Inc.	574	38,469
KB Home	2,486	82,237
Laureate Education, Inc., Class A(b)	628	6,110
La-Z-Boy, Inc.	1,522	39,146
LCI Industries	511	50,553
Lithia Motors, Inc., Class A	1,242	149,773
M.D.C. Holdings, Inc.	1,898	64,513
M/I Homes, Inc.(b)	1,043	34,920
	Shares	Value
Consumer Discretionary-(continued)
Meritage Homes Corp.(b)	2,058	$143,031
Monro, Inc.	366	20,167
Murphy USA, Inc.(b)	3,902	453,022
National Vision Holdings, Inc.(b)	408	10,926
OneSpaWorld Holdings Ltd. (Bahamas)	3,650	23,871
Oxford Industries, Inc.	268	11,422
Perdoceo Education Corp.(b)	669	10,891
Red Rock Resorts, Inc., Class A	523	7,217
Rent-A-Center, Inc.	1,130	28,770
RH(b)(c)	88	19,086
Ruth’s Hospitality Group, Inc.	789	6,399
Sally Beauty Holdings, Inc.(b)	1,039	13,549
SeaWorld Entertainment, Inc.(b)	686	12,389
Shake Shack, Inc., Class A(b)(c)	741	41,163
Shutterstock, Inc.	472	17,898
Sleep Number Corp.(b)	1,449	45,165
Sonic Automotive, Inc., Class A	896	23,547
Standard Motor Products, Inc.	381	16,212
Steven Madden Ltd.	8,732	205,377
Stoneridge, Inc.(b)	794	16,340
Taylor Morrison Home Corp., Class A(b)	1,180	22,809
Texas Roadhouse, Inc.	1,182	61,287
TopBuild Corp.(b)	989	113,428
TRI Pointe Group, Inc.(b)	4,454	63,781
Universal Electronics, Inc.(b)	446	20,177
Visteon Corp.(b)	1,524	109,728
Wingstop, Inc.	1,423	173,535
Winmark Corp.	148	21,293
Winnebago Industries, Inc.	912	49,613
Wolverine World Wide, Inc.	576	12,061
YETI Holdings, Inc.(b)	632	20,287
Zumiez, Inc.(b)	607	14,793
		4,387,652
Consumer Staples-3.48%
BellRing Brands, Inc., Class A(b)	583	11,707
BJ’s Wholesale Club Holdings, Inc.(b)	1,249	44,964
Boston Beer Co., Inc. (The), Class A(b)	552	311,731
Calavo Growers, Inc.	356	20,830
Cal-Maine Foods, Inc.	362	16,131
Coca-Cola Consolidated, Inc.	153	37,245
Darling Ingredients, Inc.(b)	1,834	42,750
Freshpet, Inc.(b)	1,491	115,075
Hostess Brands, Inc.(b)	1,985	23,969
Ingles Markets, Inc., Class A	290	12,357
Inter Parfums, Inc.	719	33,369
J&J Snack Foods Corp.	846	108,821
John B. Sanfilippo & Son, Inc.	846	73,551
Lancaster Colony Corp.	160	24,554
Performance Food Group Co.(b)	1,821	48,530
PriceSmart, Inc.	812	44,156
Sanderson Farms, Inc.	1,417	187,072
Simply Good Foods Co. (The)(b)	4,145	70,589
Tootsie Roll Industries, Inc.(c)	370	13,179
Vector Group Ltd.	5,013	57,299
WD-40 Co.	427	81,920
		1,379,799
Energy-0.96%
CVR Energy, Inc.	1,346	27,459
Delek US Holdings, Inc.	1,528	30,056
DHT Holdings, Inc.	2,054	12,201
Dril-Quip, Inc.(b)	1,832	55,675

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Energy-(continued)
Magnolia Oil & Gas Corp., Class A(b)	988	$5,483
NACCO Industries, Inc., Class A	211	5,545
Par Pacific Holdings, Inc.(b)	4,046	37,587
REX American Resources Corp.(b)	343	20,117
Scorpio Tankers, Inc. (Monaco)	430	7,628
SEACOR Holdings, Inc.(b)	300	8,040
SFL Corp. Ltd. (Norway)	1,850	18,352
World Fuel Services Corp.	5,959	151,835
		379,978
Financials-19.63%
1st Source Corp.	509	17,606
Allegiance Bancshares, Inc.	292	7,478
Ambac Financial Group, Inc.(b)	808	10,843
American Equity Investment Life Holding Co.	704	15,270
American National Bankshares, Inc.	333	8,278
Ameris Bancorp	2,441	59,145
AMERISAFE, Inc.	751	46,096
Apollo Commercial Real Estate Finance, Inc.	5,554	45,709
Ares Commercial Real Estate Corp.	1,033	7,696
Ares Management Corp., Class A	4,067	153,570
Argo Group International Holdings Ltd.	249	7,642
Arrow Financial Corp.	315	9,214
Artisan Partners Asset Management, Inc., Class A	4,949	143,373
Atlantic Union Bankshares Corp.	3,297	76,326
Axos Financial, Inc.(b)	597	13,015
B. Riley Financial, Inc.	441	8,480
BancFirst Corp.	448	17,078
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	1,202	14,184
Bancorp, Inc. (The)(b)	927	8,158
BancorpSouth Bank	2,695	59,910
Bank First Corp.	332	20,700
Bank of Marin Bancorp	329	11,071
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	632	15,440
Banner Corp.	536	20,132
Berkshire Hills Bancorp, Inc.	1,148	12,421
Blackstone Mortgage Trust, Inc., Class A	3,939	92,921
Boston Private Financial Holdings, Inc.	1,519	10,436
Bridge Bancorp, Inc.	616	13,121
Brookline Bancorp, Inc.	2,218	20,627
Bryn Mawr Bank Corp.	462	12,830
Cadence BanCorp	938	7,570
Camden National Corp.	527	17,676
Cannae Holdings, Inc.(b)	5,725	210,852
Capital City Bank Group, Inc.	365	7,428
Capitol Federal Financial, Inc.	3,333	39,079
Capstead Mortgage Corp.	2,044	10,343
Carter Bank & Trust	810	5,719
Cathay General Bancorp	1,560	42,416
CenterState Bank Corp.	3,866	61,083
Central Pacific Financial Corp.	750	12,083
City Holding Co.	384	24,154
Civista Bancshares, Inc.	487	7,422
CNB Financial Corp.	632	11,199
CNO Financial Group, Inc.	3,158	45,317
Cohen & Steers, Inc.	4,163	264,559
Columbia Banking System, Inc.	1,497	36,467
Columbia Financial, Inc.(b)(c)	889	12,535
Community Bank System, Inc.	1,406	83,545
Community Trust Bancorp, Inc.	366	12,019
ConnectOne Bancorp, Inc.	1,428	20,934
Customers Bancorp, Inc.(b)	861	9,548
	Shares	Value
Financials-(continued)
CVB Financial Corp.	2,424	$47,292
Diamond Hill Investment Group, Inc.	75	7,872
Dime Community Bancshares, Inc.	831	11,991
Eagle Bancorp, Inc.	276	8,931
Ellington Financial, Inc.	1,452	14,810
Employers Holdings, Inc.	502	15,005
Encore Capital Group, Inc.(b)	964	30,626
Enstar Group Ltd. (Bermuda)(b)	254	36,170
Enterprise Financial Services Corp.	571	16,770
Essent Group Ltd.	12,753	421,487
Farmers National Banc Corp.	760	8,930
FB Financial Corp.	261	6,162
Federal Agricultural Mortgage Corp., Class C	268	17,187
Federated Hermes, Inc., Class B	7,544	167,024
Financial Institutions, Inc.	509	9,004
First Bancorp	3,189	17,444
First Bancorp/Southern Pines NC	727	18,480
First Busey Corp.	1,036	18,555
First Commonwealth Financial Corp.	2,641	21,603
First Defiance Financial Corp.	1,337	22,208
First Financial Bancorp	1,412	18,765
First Financial Bankshares, Inc.	3,952	121,089
First Financial Corp.	239	8,389
First Foundation, Inc.	1,280	19,072
First Interstate BancSystem, Inc., Class A	950	29,687
First Merchants Corp.	1,606	45,064
First Midwest Bancorp, Inc.	2,464	32,155
First of Long Island Corp. (The)	636	9,712
FirstCash, Inc.	1,344	93,771
Flagstar Bancorp, Inc.	1,411	41,342
Franklin Financial Network, Inc.	298	7,349
FS Bancorp, Inc.	193	8,152
Fulton Financial Corp.	3,418	38,316
German American Bancorp, Inc.	810	25,094
Glacier Bancorp, Inc.	1,936	79,744
Granite Point Mortgage Trust, Inc.	1,160	5,707
Great Ajax Corp.	871	7,142
Great Southern Bancorp, Inc.	436	17,684
Great Western Bancorp, Inc.	1,084	15,436
Hallmark Financial Services, Inc.(b)	805	1,876
Hamilton Lane, Inc., Class A	2,513	183,876
Hancock Whitney Corp.	1,750	37,835
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,853	111,776
Heartland Financial USA, Inc.	556	17,798
Heritage Commerce Corp.	1,124	9,138
Heritage Financial Corp.	399	7,581
Hilltop Holdings, Inc.	2,890	54,014
Home BancShares, Inc.	3,255	47,100
HomeStreet, Inc.	926	22,057
Hope Bancorp, Inc.	3,217	30,545
Horace Mann Educators Corp.	873	31,882
Horizon Bancorp, Inc.	1,037	10,640
Houlihan Lokey, Inc.	3,022	182,771
IBERIABANK Corp.	1,134	48,093
Independent Bank Corp.	873	60,647
Independent Bank Group, Inc.	875	33,145
International Bancshares Corp.	1,837	56,543
Invesco Mortgage Capital, Inc.(c)(d)	3,203	8,872
Investors Bancorp, Inc.	6,899	59,883
James River Group Holdings Ltd.	333	12,877
Kearny Financial Corp.	1,744	14,946

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Kinsale Capital Group, Inc.	1,859	$277,586
KKR Real Estate Finance Trust, Inc.(c)	574	9,293
Ladder Capital Corp.	2,616	20,797
Lakeland Bancorp, Inc.	1,205	13,375
Lakeland Financial Corp.	670	28,602
Live Oak Bancshares, Inc.(c)	660	8,936
Mercantile Bank Corp.	504	11,562
Meridian Bancorp, Inc.	2,298	26,473
Meta Financial Group, Inc.	1,761	31,909
Metropolitan Bank Holding Corp.(b)	259	7,252
Midland States Bancorp, Inc.	883	13,219
MidWestOne Financial Group, Inc.	499	9,576
MMA Capital Holdings, Inc.(b)	336	8,387
Moelis & Co., Class A	1,204	40,491
National Bank Holdings Corp., Class A	592	15,570
NBT Bancorp, Inc.	1,065	33,356
Nelnet, Inc., Class A	507	24,990
New York Mortgage Trust, Inc.(c)	5,395	11,222
Nicolet Bankshares, Inc.(b)	458	25,607
NMI Holdings, Inc., Class A(b)	6,197	95,217
Northfield Bancorp, Inc.	1,773	19,379
Northwest Bancshares, Inc.	2,364	23,545
OceanFirst Financial Corp.	854	14,262
OFG Bancorp	757	9,198
Old National Bancorp	4,778	64,933
Pacific Premier Bancorp, Inc.	2,710	58,590
Park National Corp.	432	32,344
Peapack-Gladstone Financial Corp.	458	8,624
PennyMac Financial Services, Inc.	1,303	43,755
PennyMac Mortgage Investment Trust	3,847	42,355
Peoples Bancorp, Inc.	379	8,516
Piper Sandler Cos.	335	19,979
PJT Partners, Inc., Class A	453	24,775
PRA Group, Inc.(b)	1,483	50,600
Preferred Bank	485	18,221
ProAssurance Corp.	609	8,404
Provident Financial Services, Inc.	1,112	14,489
QCR Holdings, Inc.	486	14,760
Radian Group, Inc.	21,780	345,866
Ready Capital Corp.	1,134	6,657
Redwood Trust, Inc.	2,385	12,760
Renasant Corp.	1,407	33,937
Republic Bancorp, Inc., Class A	228	7,307
RLI Corp.	2,374	187,451
S&T Bancorp, Inc.	536	11,921
Safety Insurance Group, Inc.	587	44,753
Sandy Spring Bancorp, Inc.	802	19,448
Seacoast Banking Corp. of Florida(b)	1,064	23,142
Selective Insurance Group, Inc.	1,364	71,542
ServisFirst Bancshares, Inc.	1,100	38,368
Simmons First National Corp., Class A	1,272	21,815
South State Corp.	1,451	76,279
Southern First Bancshares, Inc.(b)	279	8,108
Southside Bancshares, Inc.	653	18,415
Stewart Information Services Corp.	411	12,667
Stifel Financial Corp.	2,989	142,605
Stock Yards Bancorp, Inc.	809	27,530
Summit Financial Group, Inc.	439	7,375
Tompkins Financial Corp.	404	25,997
Towne Bank	1,623	30,610
TPG RE Finance Trust, Inc.	1,714	12,701
TriCo Bancshares	634	17,987
	Shares	Value
Financials-(continued)
TriState Capital Holdings, Inc.(b)	580	$8,671
Triumph Bancorp, Inc.(b)	387	9,501
TrustCo Bank Corp.	3,486	21,962
Trustmark Corp.	2,034	48,389
UMB Financial Corp.	716	36,716
United Bankshares, Inc.	4,841	140,776
United Community Banks, Inc.	4,343	84,906
Univest Financial Corp.	820	13,481
Valley National Bancorp	17,098	136,442
Veritex Holdings, Inc.	1,069	18,729
Virtus Investment Partners, Inc.	317	29,475
Waddell & Reed Financial, Inc., Class A	1,001	13,053
Walker & Dunlop, Inc.	2,172	87,966
Washington Federal, Inc.	4,391	113,551
Washington Trust Bancorp, Inc.	288	9,207
Waterstone Financial, Inc.	790	11,771
WesBanco, Inc.	918	19,664
West Bancorporation, Inc.	513	9,049
Westamerica Bancorporation	740	43,645
Western Asset Mortgage Capital Corp.	1,792	3,548
WSFS Financial Corp.	1,220	33,757
		7,775,483
Health Care-11.40%
Addus HomeCare Corp.(b)	210	20,782
Alector, Inc.(b)	727	23,773
Allscripts Healthcare Solutions, Inc.(b)	2,885	18,233
Amedisys, Inc.(b)	4,001	768,392
AMN Healthcare Services, Inc.(b)	288	12,776
ANI Pharmaceuticals, Inc.(b)	188	5,839
Anika Therapeutics, Inc.(b)	1,008	33,798
Arrowhead Pharmaceuticals, Inc.(b)	190	6,126
Atrion Corp.	57	36,593
Cardiovascular Systems, Inc.(b)	702	27,181
CONMED Corp.	2,555	187,563
Corcept Therapeutics, Inc.(b)	1,334	20,197
Cortexyme, Inc.(b)	306	14,104
CorVel Corp.(b)	610	41,413
Cutera, Inc.(b)	393	5,219
Elanco Animal Health, Inc., CVR(b)(e)	540	135
Ensign Group, Inc. (The)	1,889	82,587
Globus Medical, Inc., Class A(b)	4,570	249,751
Gossamer Bio., Inc.(b)(c)	721	8,760
Haemonetics Corp.(b)	2,745	301,072
HealthEquity, Inc.(b)	1,590	98,532
HealthStream, Inc.(b)	995	22,666
HMS Holdings Corp.(b)	718	22,430
Integer Holdings Corp.(b)	138	10,927
iRhythm Technologies, Inc.(b)	182	22,624
Ironwood Pharmaceuticals, Inc.(b)	5,720	55,656
Joint Corp. (The)(b)	612	9,247
LeMaitre Vascular, Inc.	1,017	27,347
LivaNova PLC(b)	328	17,545
Magellan Health, Inc.(b)	1,698	127,333
Medpace Holdings, Inc.(b)	2,046	189,910
Mesa Laboratories, Inc.(c)	111	29,332
Momenta Pharmaceuticals, Inc.(b)	882	27,765
National HealthCare Corp.	733	49,162
National Research Corp.	2,743	155,583
Natus Medical, Inc.(b)	318	6,805
Neogen Corp.(b)	1,776	126,487
NeoGenomics, Inc.(b)	631	16,841
Nevro Corp.(b)	524	65,814

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
NextCure, Inc.(b)	448	$13,982
NextGen Healthcare, Inc.(b)	699	7,214
NGM Biopharmaceuticals, Inc.(b)	676	13,337
Novocure Ltd.(b)	137	9,238
NuVasive, Inc.(b)	2,676	162,166
Omnicell, Inc.(b)	1,587	106,186
Patterson Cos., Inc.	949	18,686
Pennant Group, Inc. (The)(b)	709	18,072
Prestige Consumer Healthcare, Inc.(b)	1,006	42,453
Progyny, Inc.(b)(c)	383	9,560
Providence Service Corp. (The)(b)	206	16,583
Quidel Corp.(b)	2,497	436,975
Repligen Corp.(b)	2,194	287,348
Select Medical Holdings Corp.(b)	2,126	34,314
Simulations Plus, Inc.	1,248	63,236
Syneos Health, Inc.(b)	1,716	104,659
Tactile Systems Technology, Inc.(b)	401	19,428
Teladoc Health, Inc.(b)	213	37,075
Tenet Healthcare Corp.(b)	968	21,064
Turning Point Therapeutics, Inc.(b)	841	58,239
US Physical Therapy, Inc.	518	38,405
Utah Medical Products, Inc.	304	30,242
Varex Imaging Corp.(b)	1,170	21,949
		4,516,711
Industrials-21.74%
AAON, Inc.	3,276	177,461
AAR Corp.	1,108	22,348
ABM Industries, Inc.	3,642	111,919
ACCO Brands Corp.	2,114	13,086
Advanced Disposal Services, Inc.(b)	2,200	68,596
Advanced Drainage Systems, Inc.	2,218	98,346
Aegion Corp.(b)	712	10,687
Aerojet Rocketdyne Holdings, Inc.(b)	944	41,394
Alamo Group, Inc.	272	28,103
Albany International Corp., Class A	1,137	68,561
Allegiant Travel Co.	493	52,529
American Woodmark Corp.(b)	1,295	81,274
Apogee Enterprises, Inc.	868	17,924
Applied Industrial Technologies, Inc.	1,019	59,102
Arcosa, Inc.	372	14,199
ASGN, Inc.(b)	344	21,187
Atkore International Group, Inc.(b)	1,717	46,084
Axon Enterprise, Inc.(b)	361	27,422
AZZ, Inc.	265	8,390
Barnes Group, Inc.	584	22,064
Barrett Business Services, Inc.	225	11,407
Beacon Roofing Supply, Inc.(b)	587	14,452
BMC Stock Holdings, Inc.(b)	5,484	143,516
Brady Corp., Class A	2,445	125,013
Brink’s Co. (The)	1,043	41,824
Builders FirstSource, Inc.(b)	1,371	28,530
Casella Waste Systems, Inc.(b)	1,055	53,752
CBIZ, Inc.(b)	3,142	71,166
Cimpress PLC (Ireland)(b)(c)	351	31,636
CIRCOR International, Inc.(b)	954	15,340
Columbus McKinnon Corp.	586	17,820
Comfort Systems USA, Inc.	1,111	41,107
Covanta Holding Corp.	1,729	15,561
CRA International, Inc.	281	11,350
CSW Industrials, Inc.	1,659	118,718
Deluxe Corp.	1,751	40,851
Douglas Dynamics, Inc.	968	35,371
	Shares	Value
Industrials-(continued)
EMCOR Group, Inc.	5,370	$341,263
Encore Wire Corp.	541	26,125
Ennis, Inc.	725	12,905
EnPro Industries, Inc.	321	14,471
ESCO Technologies, Inc.	616	50,888
Evoqua Water Technologies Corp.(b)	2,120	39,877
Exponent, Inc.	3,897	289,313
Federal Signal Corp.	5,124	149,313
Forward Air Corp.	2,054	102,043
Foundation Building Materials, Inc.(b)	641	8,538
Franklin Covey Co.(b)	678	14,441
Franklin Electric Co., Inc.	2,090	106,005
FTI Consulting, Inc.(b)	3,886	468,108
GATX Corp.	375	23,527
Generac Holdings, Inc.(b)	3,732	415,260
Gibraltar Industries, Inc.(b)	1,030	45,330
GMS, Inc.(b)	336	6,885
Gorman-Rupp Co. (The)	626	19,193
Great Lakes Dredge & Dock Corp.(b)	1,300	12,051
Griffon Corp.	1,978	33,230
Hawaiian Holdings, Inc.	602	8,687
Heartland Express, Inc.	2,114	46,297
Herc Holdings, Inc.(b)	404	11,514
Heritage-Crystal Clean, Inc.(b)	412	6,988
Herman Miller, Inc.	4,737	109,046
Hillenbrand, Inc.	332	8,546
HNI Corp.	1,042	26,540
Huron Consulting Group, Inc.(b)	541	25,027
ICF International, Inc.	625	40,987
Insperity, Inc.	179	9,279
JELD-WEN Holding, Inc.(b)	1,691	23,048
John Bean Technologies Corp.	1,837	150,910
Kadant, Inc.	383	37,086
Kaman Corp.	819	32,760
Kelly Services, Inc., Class A	789	11,827
Kennametal, Inc.	675	18,724
Kforce, Inc.	1,344	40,589
Kimball International, Inc., Class B	2,784	31,153
Knoll, Inc.	750	7,920
Korn Ferry	784	23,724
Marten Transport Ltd.	2,257	57,757
Masonite International Corp.(b)	659	43,744
MasTec, Inc.(b)	1,833	71,762
Matson, Inc.	574	16,399
McGrath RentCorp	1,281	71,429
Mercury Systems, Inc.(b)	2,430	217,120
Meritor, Inc.(b)	1,346	27,431
Miller Industries, Inc.	633	18,756
Mobile Mini, Inc.	780	24,991
Moog, Inc., Class A	406	22,042
MSA Safety, Inc.	2,444	290,689
Mueller Industries, Inc.	2,552	68,343
Mueller Water Products, Inc., Class A	2,133	19,922
NOW, Inc.(b)	1,066	7,942
Omega Flex, Inc.(c)	193	19,744
Park Aerospace Corp.	636	7,715
Patrick Industries, Inc.	593	30,759
Primoris Services Corp.	578	9,647
Proto Labs, Inc.(b)	229	28,934
Quanex Building Products Corp.	1,537	19,059
Raven Industries, Inc.	406	8,709
RBC Bearings, Inc.(b)	1,082	152,183

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Resources Connection, Inc.	925	$10,166
Rexnord Corp.	2,600	78,260
Rush Enterprises, Inc., Class A	698	29,051
Saia, Inc.(b)	1,621	175,781
Simpson Manufacturing Co., Inc.	6,119	489,887
SiteOne Landscape Supply, Inc.(b)	402	42,737
SkyWest, Inc.	803	25,752
SPX Corp.(b)	1,505	60,170
SPX FLOW, Inc.(b)	681	23,549
Standex International Corp.	168	8,889
Steelcase, Inc., Class A	1,273	14,741
Tennant Co.	971	62,086
Terex Corp.	365	5,738
Tetra Tech, Inc.	5,515	435,133
Thermon Group Holdings, Inc.(b)	1,073	17,200
Transcat, Inc.(b)	382	9,565
Trex Co., Inc.(b)	2,348	282,042
TriMas Corp.(b)	867	20,505
TriNet Group, Inc.(b)	1,203	64,637
Triumph Group, Inc.	1,230	9,213
TrueBlue, Inc.(b)	475	7,343
UFP Industries, Inc.	4,390	200,755
UniFirst Corp.	1,429	256,934
Vectrus, Inc.(b)	320	17,574
Viad Corp.	595	10,912
Wabash National Corp.	1,554	14,841
Watts Water Technologies, Inc., Class A	1,981	164,740
Welbilt, Inc.(b)	1,210	7,357
Werner Enterprises, Inc.	3,258	150,585
WillScot Corp.(b)	1,873	24,986
		8,613,714
Information Technology-12.82%
ACI Worldwide, Inc.(b)	953	26,284
Advanced Energy Industries, Inc.(b)	2,469	165,003
Agilysys, Inc.(b)	1,395	26,826
Alarm.com Holdings, Inc.(b)	276	13,052
Ambarella, Inc.(b)	428	24,285
American Software, Inc., Class A	2,869	55,802
Amkor Technology, Inc.(b)	3,063	32,407
Anixter International, Inc.(b)	623	59,627
AppFolio, Inc., Class A(b)	916	145,195
Axcelis Technologies, Inc.(b)	807	21,668
Badger Meter, Inc.	1,182	72,327
Belden, Inc.	636	21,649
Benchmark Electronics, Inc.	3,260	69,079
Blackbaud, Inc.	1,158	67,870
Blackline, Inc.(b)	843	62,635
Bottomline Technologies (DE), Inc.(b)	361	18,267
Brooks Automation, Inc.	3,693	147,609
Cardtronics PLC, Class A(b)	684	16,546
CEVA, Inc.(b)	469	16,166
Cirrus Logic, Inc.(b)	2,726	197,581
CommVault Systems, Inc.(b)	236	9,549
Comtech Telecommunications Corp.	449	7,997
Cornerstone OnDemand, Inc.(b)	473	18,281
CSG Systems International, Inc.	1,444	68,373
CTS Corp.	785	16,752
Digi International, Inc.(b)	1,778	19,789
Diodes, Inc.(b)	1,955	95,091
DSP Group, Inc.(b)	874	15,749
Envestnet, Inc.(b)	320	23,235
ePlus, Inc.(b)	180	13,268
	Shares	Value
Information Technology-(continued)
Everbridge, Inc.(b)	219	$32,031
EVERTEC, Inc.	913	26,587
Evo Payments, Inc., Class A(b)	476	10,539
ExlService Holdings, Inc.(b)	972	59,457
Fabrinet (Thailand)(b)	754	48,211
FormFactor, Inc.(b)	2,984	75,107
Ichor Holdings Ltd.(b)	567	12,899
Inphi Corp.(b)	527	66,228
Insight Enterprises, Inc.(b)	2,129	109,133
Itron, Inc.(b)	665	42,839
j2 Global, Inc.	1,407	110,168
KBR, Inc.	1,995	46,783
Knowles Corp.(b)	3,578	53,813
Lattice Semiconductor Corp.(b)	1,649	41,011
LivePerson, Inc.(b)(c)	1,487	55,688
LiveRamp Holdings, Inc.(b)	1,716	86,538
ManTech International Corp., Class A	2,992	232,598
MAXIMUS, Inc.	2,362	170,111
Methode Electronics, Inc.	371	11,631
MicroStrategy, Inc., Class A(b)	169	21,037
Model N, Inc.(b)	343	11,017
MTS Systems Corp.	535	9,421
Napco Security Technologies, Inc.(b)	806	18,312
NIC, Inc.	7,153	172,101
Novanta, Inc.(b)	1,001	102,813
OneSpan, Inc.(b)	648	13,167
Onto Innovation, Inc.(b)	1,589	49,386
OSI Systems, Inc.(b)	487	36,900
PDF Solutions, Inc.(b)	875	14,928
Perficient, Inc.(b)	2,175	74,037
Perspecta, Inc.	2,606	57,775
Photronics, Inc.(b)	2,372	28,440
Plexus Corp.(b)	1,874	120,348
Power Integrations, Inc.	2,588	280,410
Progress Software Corp.	2,072	83,709
QAD, Inc., Class A	261	11,920
Qualys, Inc.(b)	699	80,609
Rogers Corp.(b)	229	24,792
SailPoint Technologies Holding, Inc.(b)	438	10,000
Sanmina Corp.(b)	5,019	133,556
Semtech Corp.(b)	1,579	83,971
Silicon Laboratories, Inc.(b)	1,290	120,821
SPS Commerce, Inc.(b)	1,167	79,543
Sykes Enterprises, Inc.(b)	3,422	93,284
Synaptics, Inc.(b)	340	21,665
Tech Data Corp.(b)	715	97,412
TTEC Holdings, Inc.	1,300	55,068
Varonis Systems, Inc.(b)	462	38,988
Verint Systems, Inc.(b)	628	29,120
Verra Mobility Corp.(b)	4,563	49,782
Viavi Solutions, Inc.(b)	11,438	132,566
Vishay Intertechnology, Inc.	3,702	60,195
Vishay Precision Group, Inc.(b)	391	9,235
Yext, Inc.(b)	813	12,837
		5,078,499
Materials-3.41%
Balchem Corp.	1,465	147,452
Boise Cascade Co.	3,268	111,210
Carpenter Technology Corp.	1,290	30,147
Chase Corp.	370	36,871
Commercial Metals Co.	1,687	28,949
Compass Minerals International, Inc.	1,426	68,705

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
H.B. Fuller Co.	1,624	$61,095
Haynes International, Inc.	651	14,862
Ingevity Corp.(b)	301	15,854
Innospec, Inc.	1,905	146,856
Kaiser Aluminum Corp.	654	46,925
Koppers Holdings, Inc.(b)	357	5,915
Louisiana-Pacific Corp.	6,700	158,187
Materion Corp.	891	46,778
Minerals Technologies, Inc.	348	17,160
Neenah, Inc.	664	33,572
Novagold Resources, Inc. (Canada)(b)	3,372	32,236
PH Glatfelter Co.	958	14,763
PolyOne Corp.	1,856	45,992
Quaker Chemical Corp.	121	20,673
Schweitzer-Mauduit International, Inc., Class A	2,014	61,205
Sensient Technologies Corp.	755	37,841
Stepan Co.	925	89,873
Summit Materials, Inc., Class A(b)	2,518	38,248
Tredegar Corp.	1,627	24,909
Worthington Industries, Inc.	464	13,883
		1,350,161
Real Estate-11.90%
Acadia Realty Trust	1,893	22,205
Agree Realty Corp.	1,836	115,246
Alexander & Baldwin, Inc.	867	9,892
Alexander’s, Inc.	51	13,252
American Assets Trust, Inc.	1,176	30,776
American Finance Trust, Inc.	1,296	9,487
Armada Hoffler Properties, Inc.	1,963	16,921
CareTrust REIT, Inc.	1,901	35,416
Chatham Lodging Trust	769	5,191
City Office REIT, Inc.	2,899	26,903
Community Healthcare Trust, Inc.	1,275	46,435
CorEnergy Infrastructure Trust, Inc.	578	5,780
CTO Realty Growth, Inc.	301	12,576
Cushman & Wakefield PLC(b)	1,030	10,558
DiamondRock Hospitality Co.	5,248	31,436
Easterly Government Properties, Inc.	4,177	104,717
EastGroup Properties, Inc.	2,800	325,500
Essential Properties Realty Trust, Inc.	7,942	108,329
First Industrial Realty Trust, Inc.	10,340	391,679
Forestar Group, Inc.(b)	577	8,753
Four Corners Property Trust, Inc.	1,812	39,175
Franklin Street Properties Corp.	3,982	21,264
FRP Holdings, Inc.(b)	250	9,888
Getty Realty Corp.	941	25,049
Gladstone Commercial Corp.	1,338	23,977
Global Medical REIT, Inc.	1,660	17,795
Global Net Lease, Inc.	1,986	27,864
Healthcare Realty Trust, Inc.	3,282	100,757
Independence Realty Trust, Inc.	6,261	61,921
Industrial Logistics Properties Trust	2,491	46,706
Innovative Industrial Properties, Inc.(c)	362	29,583
Investors Real Estate Trust	553	39,208
iStar, Inc.	1,825	19,947
Kennedy-Wilson Holdings, Inc.	4,244	59,501
Kite Realty Group Trust	2,496	24,211
Lexington Realty Trust	18,006	175,018
LTC Properties, Inc.	1,418	52,197
Mack-Cali Realty Corp.	1,650	25,096
Marcus & Millichap, Inc.(b)	526	14,502
Monmouth Real Estate Investment Corp.	2,518	32,684
	Shares	Value
Real Estate-(continued)
National Health Investors, Inc.	1,096	$60,817
National Storage Affiliates Trust	1,522	45,675
New Senior Investment Group, Inc.	1,215	3,524
Newmark Group, Inc., Class A	7,234	30,744
NexPoint Residential Trust, Inc.	686	21,938
Office Properties Income Trust	732	18,512
Pebblebrook Hotel Trust	902	12,321
Physicians Realty Trust	4,839	83,570
Piedmont Office Realty Trust, Inc., Class A	5,975	99,663
PotlatchDeltic Corp.	5,399	183,512
PS Business Parks, Inc.	1,610	215,160
QTS Realty Trust, Inc., Class A	2,118	145,295
RE/MAX Holdings, Inc., Class A	788	22,056
Retail Opportunity Investments Corp.	2,788	26,179
Rexford Industrial Realty, Inc.	8,195	326,161
RLJ Lodging Trust	2,878	29,672
RPT Realty	2,210	12,752
Ryman Hospitality Properties, Inc.	3,287	112,350
Sabra Health Care REIT, Inc.	9,115	122,688
Safehold, Inc.	821	44,983
Saul Centers, Inc.	279	8,476
Seritage Growth Properties, Class A(b)(c)	581	4,572
St. Joe Co. (The)(b)	1,558	29,991
STAG Industrial, Inc.	6,097	164,009
Summit Hotel Properties, Inc.	4,308	26,925
Sunstone Hotel Investors, Inc.	5,953	52,684
Terreno Realty Corp.	6,040	309,188
Universal Health Realty Income Trust	1,522	142,140
Urban Edge Properties	4,651	45,347
Urstadt Biddle Properties, Inc., Class A	1,310	16,716
Washington REIT	2,908	63,772
Whitestone REIT	990	6,089
Xenia Hotels & Resorts, Inc.	5,755	51,795
		4,716,671
Utilities-2.55%
ALLETE, Inc.	753	44,224
American States Water Co.	998	81,846
Avista Corp.	824	32,276
Black Hills Corp.	1,101	67,943
California Water Service Group	599	28,153
Chesapeake Utilities Corp.	199	17,978
Clearway Energy, Inc., Class C	1,124	24,627
Consolidated Water Co. Ltd. (Cayman Islands)	851	12,620
El Paso Electric Co.	1,101	74,835
MGE Energy, Inc.	598	40,598
Middlesex Water Co.	241	16,354
New Jersey Resources Corp.	250	8,780
Northwest Natural Holding Co.	318	20,387
NorthWestern Corp.	786	47,254
ONE Gas, Inc.	843	70,787
Ormat Technologies, Inc.	1,563	113,802
Otter Tail Corp.	375	16,091
PNM Resources, Inc.	1,258	51,352
Portland General Electric Co.	2,120	99,873
SJW Group	231	14,516
South Jersey Industries, Inc.	696	19,739
Southwest Gas Holdings, Inc.	374	28,405
Spire, Inc.	605	44,117

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Unitil Corp.	297	$14,306
York Water Co. (The)	401	17,804
		1,008,667
Total Common Stocks & Other Equity Interests (Cost $48,031,842)		39,610,854
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(f) (Cost $26,244)	26,244	26,244
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $48,058,086)		39,637,098
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.81%
Invesco Private Government Fund, 0.02%(d)(f)(g) (Cost $319,992)	319,992	$319,992
TOTAL INVESTMENTS IN SECURITIES-100.85% (Cost $48,378,078)		39,957,090
OTHER ASSETS LESS LIABILITIES-(0.85)%		(337,641)
NET ASSETS-100.00%		$39,619,449

Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$11,708	$74,339	$(18,582)	$(47,658)	$(10,935)	$8,872	$1,602
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	15,666	1,321,412	(1,310,834)	-	-	26,244	232
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	557,381	10,008,080	(10,565,461)	-	-	-	13,309
Invesco Liquid Assets Portfolio, Institutional Class*	188,485	2,996,933	(3,185,384)	-	(34)	-	1,248
Invesco Private Government Fund	-	1,291,962	(971,970)	-	-	319,992	4
Total	$773,240	$15,692,726	$(16,052,231)	$(47,658)	$(10,969)	$355,108	$16,395

*	At May 31, 2020, this security was no longer held.

(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,177,290,480	$-	$-	$1,177,290,480
Money Market Funds	40,248	336	-	40,584
Total Investments	$1,177,330,728	$336	$-	$1,177,331,064
Invesco Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,610,719	$-	$135	$39,610,854
Money Market Funds	26,244	319,992	-	346,236
Total Investments	$39,636,963	$319,992	$135	$39,957,090
Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.